Prepayments, Receivables and Other Assets, Net - Schedule of Individual Loan Exceeding of Current Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,500,000	$ 1,500,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 5,836	$ 5,836
Contract Term	2025.03.11-2026.03.12	2025.03.11-2026.03.12
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,000,000	$ 1,000,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 20,411	$ 20,411
Contract Term	2024.11.12-2025.11.11	2024.11.12-2025.11.11
Borrowers B [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,020,000	$ 1,020,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 31,199	$ 31,199
Contract Term	2025.02.15-2026.02.15	2025.02.15-2026.02.15